Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

11. STOCK-BASED COMPENSATION

Each option and warrant to purchase common stock of Legacy Spectral was converted into an option and warrant, respectively, to purchase Spectral AI’s common stock based on the Exchange Ratio, with corresponding adjustments to the exercise price. Accordingly, the options and warrants to purchase 46,592,862 and 762,712, respectively, shares of the common stock of Legacy Spectral were converted into options and warrants to purchase 4,519,191 and 73,978, respectively, shares of Spectral AI’s common stock. Legacy Spectral’s 600,000 RSUs were converted into 58,197 Spectral AI RSUs, based on the Exchange Ratio.

2018 Long Term Incentive Plan

On July 24, 2018, Legacy Spectral’s Board of Directors adopted the 2018 Long Term Incentive Plan (the “2018 Plan”) which permits granting of incentive stock options (which must meet all statutory requirements), non-qualified stock options, stock appreciation rights, restricted stock, stock units, performance shares, performance units, incentive bonus awards, and other cash-based or stock-based awards. Pursuant to the 2018 Plan, stock options must expire within 10 years and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by Legacy Spectral’s Board of Directors. As of December 31, 2023, 3,526,200 shares of common stock were authorized for issuance under the 2018 Plan, of which 193,889 remain available for issuance.

2022 Long Term Incentive Plan

On September 27, 2022, Legacy Spectral’s stockholders approved the adoption of the 2022 Long Term Incentive Plan (the “2022 Plan”) which permits granting of incentive stock options (they must meet all statutory requirements), non-qualified stock options, stock appreciation rights, restricted stock, stock units, performance shares, performance units, incentive bonus awards, and other cash-based or stock-based awards. Pursuant to the 2022 Plan, stock options must expire within 10 years and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by Legacy Spectral’s Board of Directors. As of December 31, 2023, under the 2022 Plan, 88,749 shares of common stock were issuable upon the exercise of outstanding options and 58,197 restricted stock units (“RSUs”) were issuable. Under the 2022 Plan, 1,792,918 shares remain available for issuance through grants of future options.

Restricted Stock Awards

The RSAs generally vest over four years. A summary of RSA activities for the year ended December 31, 2023 are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Nonvested as of January 1, 2023	30,318	$1.07
Vested	(30,318)	$1.07
Nonvested as of December 31, 2023	—	$—

Restricted Stock Units

The RSUs generally vest over three years. A summary of RSU activities for the year ended December 31, 2023 are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Nonvested as of January 1, 2023	—	$—
Granted	58,197	$4.65
Nonvested as of December 31, 2023	58,197	$4.65

Stock Options

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Legacy Spectral’s stock became publicly traded on July 22, 2021 on the AIM, and lacks company-specific historical and implied volatility information. On September 11, 2023 the Company completed the Business Combination and was listed on the NASDAQ under symbol MDAI. Legacy Spectral estimated its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Spectral AI continues to estimate its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Legacy Spectral’s and Spectral AI’s stock options for employees has been determined utilizing the simplified method by taking an average of the vesting periods and the original contractual terms for each award. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the US. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that Legacy Spectral and Spectral AI have never paid cash dividends and Spectral AI does not expect to pay any cash dividends in the foreseeable future.

The Company’s stock options generally vest ratably annually over 3 years and have a contractual term of 10 years. The weighted-average assumptions used in determining the fair value of options granted were as follows in the years ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Fair value of common stock	$4.57	$4.52
Expected term (years)	6.0	5.9
Expected volatility (annual)	72%	68%
Risk-free interest rate	3.6%	2.7%
Dividend yield (per share)	0%	0%

A summary of stock options activity for the year ended December 31, 2023 is presented below:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2023	3,503,790	$2.06	7.3	$6,831
Options granted	253,250	$4.57
Options forfeited	(31,846)	$6.30
Options cancelled	(20,368)	$2.23
Options exercised	(126,247)	$2.13
Outstanding as of December 31, 2023	3,578,579	$2.20	6.5	$8,041
Options vested and exercisable as of December 31, 2023	2,898,508	$1.76	6.1	$6,636

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of the respective date.

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2023 and 2022 was $3.20 and $2.79 per share, respectively.

The Company recorded stock-based compensation expense for stock options, RSUs and restricted stock awards of $1.2 million for the years ended December 31, 2023 and December 31, 2022 in general and administrative expenses in the consolidated statements of operations.

As of December 31, 2023, there was approximately $1.2 million and $0.2 million of unrecognized stock-based compensation related to stock option grants and restricted stock unit grants, respectively, that will be amortized over a weighted average period of 0.8 years and 1.0 years, respectively.

During the year ended December 31, 2018, the Company granted of 973,803 stock options to investors (the “Investor Options”) that were approved by the Board of Directors outside of the 2018 Plan, of which 939,024 Investor Options were outstanding as of December 31, 2022. During the year ended December 31, 2023, 34,779 of the Investor Options were exercised and the remaining 904,245 Investor Options expired in November 2023. The Investor Options had an exercise price of $2.06 per share. As of December 31, 2023, there is no unrecognized stock-based compensation expense related to the Investor Options.

As of December 31, 2023, the stock options issued to an investor to purchase 20,368 shares of the Company’s common stock (the “Options”) at a price of $1.96 per share expired. The Options had a grant date fair value of $2.17 per share and were equity-classified stock options. As of December 31, 2023, there is no unrecognized stock-based compensation expense related to the Investor Options.

On December 26, 2023, the Company entered into the Purchase Agreement and related Registration Rights Agreement with B. Riley Principal Capital II. Upon the terms and subject to the satisfaction of the conditions contained in the Purchase Agreement, the Company has the right to sell to B. Riley Principal Capital II up to $10.0 million of shares of Common Stock. In accordance with the Company’s obligations under the Registration Rights Agreement, the Company filed the registration statement to register under the Securities Act, the offer and resale by B. Riley Principal Capital II of up to 3,249,360 shares of Common Stock, consisting of (i) up to 3,209,360 shares of Common Stock that the Company may elect sell to B. Riley Principal Capital II, from time to time and (ii) 40,000 shares of Common Stock the Company issued to B. Riley Principal Capital II upon the execution of the Purchase Agreement on December 26, 2023.

On March 20, 2024, the Company entered into the SEPA and related Registration Rights Agreement with Yorkville. Upon the terms and subject to the conditions contained in the SEPA, the Company has the right to sell to Yorkville up to $30.0 million of shares of Common Stock. In accordance with the Company’s obligations under the Registration Rights Agreement, the Company is required to file a registration statement to register under the Securities Act, the offer and resale by Yorkville of up to 6,369,937 shares of Common Stock, consisting of (i) up to 6,275,000 shares of Common Stock (the “Purchase Shares”) that the Company may elect sell to Yorkville from time to time and (ii) 94,937 shares of Common Stock the Company issued to Yorkville upon the execution of the SEPA on March 20, 2024.